SUMMARY OF MATERIAL ACCOUNTING POLICIES - Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Other current financial assets	$ 6,226	$ 3,100
Other financial assets non current	29,930	41,403
Other receivables	49,496	40,784
Convertible notes
Disclosure of subsidiaries [line items]
Other current financial assets	1,829	2,154
Other financial assets non current	5,478	8,404
Loss from derecognition of matured convertible notes	$ 1,350	$ 1,114
Convertible notes | Minimum | Total for all subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Convertible notes, interest rate	2.00%
Convertible notes | Maximum | Total for all subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Convertible notes, interest rate	12.00%